COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 1,588	9,615
2015	1,132	6,851
2016	951	5,760
2017	919	5,565
2018	919	5,565
Thereafter	5,228	31,641
Total future lease payments	10,737	64,997
Unrecognized tax benefits	820	4,963	4,963
Capital commitment for construction in progress	$ 4,130	25,000